LOANS AND BORROWINGS - Schedule of Loans and Borrowings (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current
Guaranteed bank loan	$ 102,402	$ 348,957
Financial institution loan	457,178	602,897
Recourse liability	4,378,250	4,423,508
Current loans	4,937,830	5,375,362
Lease liabilities	572,280
Total current loans and borrowings	5,349,449	5,804,996
Non-current
Guaranteed bank loan	367,687	562,260
Financial institution loan	0	65,266
Warrants liabilities at FVTPL	17,733	1,213,340
Lease liabilities	928,611	1,099,767
Total non-current loans and borrowings	1,314,031	2,940,633
Total loans and borrowings	6,663,480	8,745,629
Loans and Borrowings [Member]
Current
Lease liabilities	$ 411,619	$ 429,634